NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Operating Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Expenses [Line Items]
Depreciation and amortization	€ 5,377	€ 4,991	€ 4,216
Total	60,695	72,550	69,357
Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	5,000	6,786	7,008
Rental and maintenance	1,482	1,279	1,296
Services, subcontracting and fees	18,069	29,586	25,296
Personnel expenses	15,593	15,629	14,967
Depreciation and amortization	4,884	4,234	3,536
Other	72	66	90
Total	45,100	57,580	52,193
General and administrative expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	226	224	527
Rental and maintenance	1,129	1,070	1,117
Services, subcontracting and fees	6,684	5,962	7,964
Personnel expenses	6,174	6,573	6,331
Depreciation and amortization	494	686	751
Other	888	455	474
Total	15,595	14,970	17,164
R&D | Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	151	54	668
Rental and maintenance	116	117	171
Services, subcontracting and fees	589	1,099	3,543
Personnel expenses	1,960	2,268	3,056
Depreciation and amortization	353	283	307
Other	17	25	50
Total	3,186	3,846	7,795
Clinical studies | Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	4,849	6,732	6,340
Rental and maintenance	1,366	1,162	1,125
Services, subcontracting and fees	17,480	28,487	21,753
Personnel expenses	13,633	13,361	11,911
Depreciation and amortization	4,531	3,951	3,229
Other	55	41	40
Total	€ 41,914	€ 53,734	€ 44,398